Share capital and reserves (Details)						1 Months Ended					12 Months Ended
	Aug. 05, 2021 USD ($) shares	Mar. 11, 2021 shares	Sep. 22, 2020 shares	Jul. 15, 2020 shares	Nov. 06, 2019 USD ($)	Apr. 30, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Oct. 31, 2020 shares	Sep. 30, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 £ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 £ / shares	Dec. 19, 2019 shares
Share capital and reserves information [Abstract]
Number of shares issued, beginning balance (in shares)											183,593,296	159,363,543
Issue of treasury shares in exchange for warrants (in shares)	0	0										0
Issue of shares in exchange for warrants (in shares)			4,229,753	4,000,000			583,389				4,758,206	8,229,753
Issue of shares in equity fund raises (in shares)											0	16,000,000
Issue of treasury shares for share options exercised (in shares)		300,000							72,953		0	0
Issue of shares in consideration of Chiasma Acquisition (in shares)	127,740,695
Issue of shares for share options exercised and RSUs vesting (in shares)											3,722,550	0
Number of shares issued, ending balance (in shares)								183,593,296			319,814,747	183,593,296	159,363,543
Number of ordinary shares issued (in shares)															1,645,105
Treasury shares (in shares)											0	4,791,703
Issuance of American Depository Shares (in shares)								16,000,000
Proceeds from private placement from American Depositary Shares | $								$ 40,000,000
Issuance of shares exercise of share options (in shares)											3,342,680
Issuance of shares exercise of RSUs vesting (in shares)											379,870
Warrant Reserve [Abstract]
Number of ordinary shares each warrant holder entitles to subscribe (in shares)											1
Number of warrants outstanding (in shares)											0
Share based payment reserve [Abstract]
Number of warrants lapsed (in shares)						62,153
Share based payment reserve recognized on acquisition | $											$ 10,157,000
Equity Component of Convertible Notes [Abstract]
Equity component of convertible debt | $											$ 125,000,000
Other Distributable Reserves [Abstract]
Distribution of share premium amount | $					$ 268,505,000
Reduction in capital | $													$ 0
Deemed distribution arising from issuance of CVRs | $										$ 47,902,000
Deemed distribution arising from scheme of arrangement | $										$ 2,969,000
Amryt Pharma Holdings Limited [Member]
Other Distributable Reserves [Abstract]
Holding percentage											100.00%	100.00%
Share Premium [Member]
Share based payment reserve [Abstract]
Share based payment reserve recognized on acquisition | $											$ 0
Other Distributable Reserves [Abstract]
Reduction in capital | $													$ (268,505,000)
Chiasma, Inc [Member]
Share capital and reserves information [Abstract]
Issue of shares in consideration of Chiasma Acquisition (in shares)											127,740,695	0
Share based payment reserve [Abstract]
Share based payment reserve recognized on acquisition | $	$ 10,157,000
Ordinary Shares [Member]
Share capital and reserves information [Abstract]
Nominal value of ordinary shares issued (in sterling per share) | £ / shares												£ 0.06		£ 0.06
Number of shares issued, beginning balance (in shares)											178,801,593	154,498,887
Issue of treasury shares in exchange for warrants (in shares)	4,208,314	283,389										0
Issue of shares in exchange for warrants (in shares)	8,966,520										4,758,206	8,229,753
Issue of shares in equity fund raises (in shares)											0	16,000,000
Issue of treasury shares for share options exercised (in shares)											300,000	72,953
Issue of shares for share options exercised and RSUs vesting (in shares)											3,722,550	0
Number of shares issued, ending balance (in shares)								178,801,593			319,814,747	178,801,593	154,498,887
Number of ordinary shares issued (in shares)											319,814,747	183,593,296
Ordinary Shares [Member] | Chiasma, Inc [Member]
Share capital and reserves information [Abstract]
Issue of shares in consideration of Chiasma Acquisition (in shares)											127,740,695	0
Treasury Shares [Member]
Share capital and reserves information [Abstract]
Number of shares issued, beginning balance (in shares)											4,791,703	4,864,656
Issue of treasury shares in exchange for warrants (in shares)	(4,208,314)	(283,389)										0
Issue of shares in exchange for warrants (in shares)											0	0
Issue of shares in equity fund raises (in shares)											0	0
Issue of treasury shares for share options exercised (in shares)											(300,000)	(72,953)
Issue of shares for share options exercised and RSUs vesting (in shares)											0	0
Number of shares issued, ending balance (in shares)								4,791,703			0	4,791,703	4,864,656
Treasury Shares [Member] | Chiasma, Inc [Member]
Share capital and reserves information [Abstract]
Issue of shares in consideration of Chiasma Acquisition (in shares)											0	0